Basis of Presentation and General Information - List of Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2025
Capital Product Operating LLC [Member]
Date of Incorporation	Jan. 16, 2007
Name of Vessel Owned by Subsidiary
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
CPLP Shipping Holdings PLC [Member]
Date of Incorporation	Aug. 14, 2021
Name of Vessel Owned by Subsidiary
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
CPLP Gas Operating Corp. [Member]
Date of Incorporation	Aug. 24, 2021
Name of Vessel Owned by Subsidiary
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Patroklos Marine Corp. [Member]
Date of Incorporation	Jun. 17, 2008
Name of Vessel Owned by Subsidiary	M/V Cape Agamemnon (3)	[1]
Deadweight "DWT"	179,221
Date acquired by the Company/ Estimated delivery date	06/09/2011
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jan. 25, 2011
Anax Container Carrier S.A. [Member]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Prestige(2)	[2]
Deadweight "DWT"	63,010
Date acquired by the Company/ Estimated delivery date	09/11/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Feb. 19, 2013
Hercules Container Carrier S.A. [Member]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Premium(2)	[2]
Deadweight "DWT"	63,010
Date acquired by the Company/ Estimated delivery date	03/20/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Mar. 11, 2013
Iason Container Carrier S.A. [Member]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Paramount(2)	[2]
Deadweight "DWT"	63,010
Date acquired by the Company/ Estimated delivery date	03/27/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Mar. 27, 2013
Thiseas Container Carrier S.A. [Member]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Privilege(1)	[3]
Deadweight "DWT"	63,010
Date acquired by the Company/ Estimated delivery date	09/11/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	May 31, 2013
Cronus Container Carrier S.A. [Member]
Date of Incorporation	Jul. 19, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Platinum(1)	[3]
Deadweight "DWT"	63,010
Date acquired by the Company/ Estimated delivery date	09/11/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jun. 14, 2013
Dias Container Carrier S.A. [Member]
Date of Incorporation	May 16, 2013
Name of Vessel Owned by Subsidiary	M/V Akadimos(2)	[2]
Deadweight "DWT"	115,534
Date acquired by the Company/ Estimated delivery date	06/10/2015
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jun. 10, 2015
Deka Container Carrier S.A. [Member]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Athenian(2)	[2]
Deadweight "DWT"	118,834
Date acquired by the Company/ Estimated delivery date	01/22/2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Apr. 28, 2017
Jupiter Container Carrier S.A. [Member]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Athos(2)	[2]
Deadweight "DWT"	118,888
Date acquired by the Company/ Estimated delivery date	01/23/2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	May 19, 2017
Nikitis Container Carrier S.A. [Member]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Aristomenis(2)	[2]
Deadweight "DWT"	118,712
Date acquired by the Company/ Estimated delivery date	01/23/2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jun. 27, 2017
Neos Container Carriers Corp. [Member]
Date of Incorporation	Sep. 04, 2020
Name of Vessel Owned by Subsidiary	M/V Long Beach Express(2)	[2]
Deadweight "DWT"	68,618
Date acquired by the Company/ Estimated delivery date	02/25/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jan. 07, 2021
Maistros Container Carriers Corp. [Member]
Date of Incorporation	Sep. 04, 2020
Name of Vessel Owned by Subsidiary	M/V Seattle Express(2)	[2]
Deadweight "DWT"	68,411
Date acquired by the Company/ Estimated delivery date	02/25/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jan. 07, 2021
Filos Container Carriers Corp. [Member]
Date of Incorporation	Sep. 04, 2020
Name of Vessel Owned by Subsidiary	M/V Fos Express(2)	[2]
Deadweight "DWT"	68,579
Date acquired by the Company/ Estimated delivery date	02/25/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jan. 07, 2021
Panormos Container Carrier S.A. [Member]
Date of Incorporation	Dec. 17, 2020
Name of Vessel Owned by Subsidiary	M/V Manzanillo Express(1)	[3]
Deadweight "DWT"	142,411
Date acquired by the Company/ Estimated delivery date	10/12/2022
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Oct. 12, 2022
Ektoras Container Carrier S.A. [Member]
Date of Incorporation	Dec. 17, 2020
Name of Vessel Owned by Subsidiary	M/V Itajai Express
Deadweight "DWT"	142,411
Date acquired by the Company/ Estimated delivery date	01/10/2023
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jan. 10, 2023
Monos Container Carrier S.A. [Member]
Date of Incorporation	Feb. 05, 2021
Name of Vessel Owned by Subsidiary	M/V Buenaventura Express(4)	[4]
Deadweight "DWT"	142,411
Date acquired by the Company/ Estimated delivery date	06/20/2023
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jun. 20, 2023
Assos Gas Carrier Corp. [Member]
Date of Incorporation	Jul. 16, 2018
Name of Vessel Owned by Subsidiary	LNG/C Aristos I
Deadweight "DWT"	81,978
Date acquired by the Company/ Estimated delivery date	09/03/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Nov. 12, 2020
Dias Gas Carrier Corp. [Member]
Date of Incorporation	Jul. 16, 2018
Name of Vessel Owned by Subsidiary	LNG/C Aristarchos
Deadweight "DWT"	81,956
Date acquired by the Company/ Estimated delivery date	09/03/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jun. 15, 2021
Atrotos Gas Carrier Corp. [Member]
Date of Incorporation	Jul. 16, 2018
Name of Vessel Owned by Subsidiary	LNG/C Aristidis I
Deadweight "DWT"	81,898
Date acquired by the Company/ Estimated delivery date	12/16/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jan. 04, 2021
Poseidon Gas Carrier Corp. [Member]
Date of Incorporation	Jul. 16, 2018
Name of Vessel Owned by Subsidiary	LNG/C Attalos
Deadweight "DWT"	81,850
Date acquired by the Company/ Estimated delivery date	11/18/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Aug. 13, 2021
Maximus Gas Carrier Corp. [Member]
Date of Incorporation	Apr. 10, 2019
Name of Vessel Owned by Subsidiary	LNG/C Asklipios
Deadweight "DWT"	81,882
Date acquired by the Company/ Estimated delivery date	11/18/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Sep. 29, 2021
Kronos Gas Carrier Corp. [Member]
Date of Incorporation	Feb. 04, 2019
Name of Vessel Owned by Subsidiary	LNG/C Adamastos
Deadweight "DWT"	82,095
Date acquired by the Company/ Estimated delivery date	11/29/2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Aug. 23, 2021
Hermes Gas Carrier Corp [Member]
Date of Incorporation	Jul. 05, 2019
Name of Vessel Owned by Subsidiary	LNG/C Asterix I
Deadweight "DWT"	81,932
Date acquired by the Company/ Estimated delivery date	02/17/2023
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Feb. 17, 2023
Omega Gas Carrier Corp [Member]
Date of Incorporation	Jun. 18, 2021
Name of Vessel Owned by Subsidiary	LNG/C Amore Mio I
Deadweight "DWT"	82,076
Date acquired by the Company/ Estimated delivery date	12/21/2023
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Oct. 31, 2023
Beta Gas Carriers Corp [Member]
Date of Incorporation	Jun. 18, 2021
Name of Vessel Owned by Subsidiary	LNG/C Axios II
Deadweight "DWT"	82,271
Date acquired by the Company/ Estimated delivery date	01/02/2024
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jan. 02, 2024
Romanos Gas Carrier Corp [Member]
Date of Incorporation	Nov. 01, 2021
Name of Vessel Owned by Subsidiary	LNG/C Assos
Deadweight "DWT"	82,306
Date acquired by the Company/ Estimated delivery date	05/31/2024
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	May 31, 2024
Leon Gas Carrier Corp [Member]
Date of Incorporation	Nov. 01, 2021
Name of Vessel Owned by Subsidiary	LNG/C Apostolos
Deadweight "DWT"	82,068
Date acquired by the Company/ Estimated delivery date	06/05/2024
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jun. 05, 2024
Taurus Gas Carrier Corp [Member]
Date of Incorporation	Nov. 01, 2021
Name of Vessel Owned by Subsidiary	LNG/C Aktoras
Deadweight "DWT"	82,194
Date acquired by the Company/ Estimated delivery date	06/28/2024
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")	Jun. 28, 2024
Aqua Gas Carrier Corp [Member]
Date of Incorporation	Jan. 17, 2023
Name of Vessel Owned by Subsidiary	LNG/C Alcaios I (Hull - 8202) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	09/2026 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Mare Gas Carrier Corp [Member]
Date of Incorporation	Jan. 17, 2023
Name of Vessel Owned by Subsidiary	LNG/C Antaios I (Hull - 8203) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	11/2026 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Polis Gas Carrier Corp [Member]
Date of Incorporation	Mar. 27, 2023
Name of Vessel Owned by Subsidiary	LNG/C Athlos (Hull - 8206) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	02/2027 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Elpis Gas Carrier Corp [Member]
Date of Incorporation	Mar. 27, 2023
Name of Vessel Owned by Subsidiary	LNG/C Archon (Hull - 8207) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	03/2027 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Aison Gas Carriers Corp [Member]
Date of Incorporation	Mar. 28, 2024
Name of Vessel Owned by Subsidiary	MG/C Agenor (Hull - 8427) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	05/2027 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Alvis Gas Carriers Corp [Member]
Date of Incorporation	Mar. 28, 2024
Name of Vessel Owned by Subsidiary	MG/C Aridaios (Hull - 8425) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	09/2026 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Daidalos Carriers Crop [Member]
Date of Incorporation	Jun. 21, 2023
Name of Vessel Owned by Subsidiary	LCO2 - HMG/C Amadeus (Hull - 8399) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	04/2026 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Iason Gas Carriers Corp [Member]
Date of Incorporation	Mar. 07, 2024
Name of Vessel Owned by Subsidiary	MG/C Anios (Hull - S1111) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	03/2027 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Ifaistos Carriers Corp [Member]
Date of Incorporation	Jan. 29, 2024
Name of Vessel Owned by Subsidiary	LCO2 - HMG/C Alkimos (Hull - 8404) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	09/2026 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Ikaros Carriers Corp [Member]
Date of Incorporation	Jun. 21, 2023
Name of Vessel Owned by Subsidiary	LCO2 - HMG/C Active (Hull - 8398) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	01/2026 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Leandros Carriers Corp [Member]
Date of Incorporation	Jan. 29, 2024
Name of Vessel Owned by Subsidiary	LCO2 - HMG/C Athenian (Hull - 8405) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	11/2026 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Menelaos Gas Carriers Corp [Member]
Date of Incorporation	Mar. 07, 2024
Name of Vessel Owned by Subsidiary	MG/C Andrianos (Hull - S1112) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	07/2027 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Omiros Gas Carriers Corp [Member]
Date of Incorporation	Mar. 28, 2024
Name of Vessel Owned by Subsidiary	MG/C Aratos (Hull - 8426) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	02/2027 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Venus Gas Carriers Corp [Member]
Date of Incorporation	Mar. 28, 2024
Name of Vessel Owned by Subsidiary	MG/C Aristogenis (Hull - 8424) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	06/2026 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Egeus Gas Carrier Corp [Member]
Date of Incorporation	Jun. 23, 2025
Name of Vessel Owned by Subsidiary	LNG/C Amfialos (Hull No.8327) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	08/2028 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Aigeas Gas Carrier Corp [Member]
Date of Incorporation	Jun. 23, 2025
Name of Vessel Owned by Subsidiary	LNG/C Amfilochos (Hull No.8328) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	01/2029 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")
Dareios Gas Carrier Corp [Member]
Date of Incorporation	Jun. 23, 2025
Name of Vessel Owned by Subsidiary	LNG/C Amissos (Hull No.8329) (5)	[5]
Deadweight "DWT"
Date acquired by the Company/ Estimated delivery date	02/2029 (6)	[6]
Date acquired by Capital Maritime & Trading Corp. ("CMTC") or CGC Operating Corp. ("CGC")

[1]	Vessel was disposed in 2023
[2]	Vessels were disposed in 2024
[3]	Vessels were disposed in 2025
[4]	Vessel agreed to be disposed in 2026
[5]	Vessels are under construction
[6]	Estimated delivery dates for newbuild vessels as of December 31, 2025